Certain Significant Risks and Uncertainty	12 Months Ended
Dec. 31, 2014
Certain Significant Risks and Uncertainty [Abstract]
Certain Significant Risks and Uncertainty
28.	Certain Significant Risks and Uncertainty

The Company's substantial operations are carried out in the PRC. Accordingly, the Company's business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC and by the general state of the PRC economy. The Company's operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America, West Asia and West Europe. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company's results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Company had sales to one customer that accounted for approximately 23% of revenues during the year ended December 31, 2014. The Company had no customer who accounted for over 10% of revenues during the year ended December 31, 2013. The Company had sales to one customer that accounted for approximately 27.0% of revenues during the year ended December 31, 2012. The Company had no customer who accounted for over 10% of unbilled revenue balance as of December 31, 2014 and 2013.

Our suppliers vary from project to project. Many times, they are specifically appointed by the clients. Most of the material or equipment we purchase is non-unique and easily available in the market. The prices for those purchases, although increasing, are relatively consistent and predictable. A specific supplier might take up a significant percentage of our total purchase at a certain time for a large contract. However, the dependence on a specific supplier usually ends when the project is completed. We do not rely on any single supplier for our long-term needs.